Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.4%)
	Linde plc	4,151,679	1,933,188
	Air Products & Chemicals Inc.	1,951,235	575,458
	Freeport-McMoRan Inc.	12,603,509	477,169
	Newmont Corp. (XNYS)	9,883,145	477,158
	International Paper Co.	4,610,727	245,982
	Nucor Corp.	2,020,541	243,152
	International Flavors & Fragrances Inc.	2,249,396	174,576
	LyondellBasell Industries NV Class A	2,297,315	161,731
	Avery Dennison Corp.	695,156	123,717
	Steel Dynamics Inc.	636,100	79,563
	CF Industries Holdings Inc.	746,276	58,322
			4,550,016
Consumer Discretionary (8.4%)
	Walmart Inc.	38,773,771	3,403,949
	Home Depot Inc.	8,716,292	3,194,434
	Walt Disney Co.	15,855,801	1,564,968
	Lowe's Cos. Inc.	4,952,064	1,154,970
	NIKE Inc. Class B	10,359,739	657,636
	Target Corp.	4,018,707	419,392
	General Motors Co.	8,727,362	410,448
	Ford Motor Co.	34,141,973	342,444
	Electronic Arts Inc.	2,285,912	330,360
	DR Horton Inc.	2,487,418	316,225
	Garmin Ltd.	1,349,817	293,086
	eBay Inc.	4,199,606	284,439
	Tractor Supply Co.	4,658,977	256,710
	Delta Air Lines Inc.	5,662,480	246,884
	Lennar Corp. Class A	1,993,874	228,857
	Royal Caribbean Cruises Ltd.	1,061,110	217,994
	Darden Restaurants Inc.	1,025,921	213,145
*	Warner Bros Discovery Inc.	19,339,612	207,514
*	United Airlines Holdings Inc.	2,880,293	198,884
	PulteGroup Inc.	1,772,720	182,236
*	NVR Inc.	24,958	180,806
	Southwest Airlines Co.	5,213,599	175,073
	Dollar General Corp.	1,923,667	169,148
*	Carnival Corp.	8,660,507	169,140
*	Ulta Beauty Inc.	405,338	148,573
	Genuine Parts Co.	1,221,137	145,486
	Omnicom Group Inc.	1,728,915	143,344
*	Dollar Tree Inc.	1,797,467	134,936
	Best Buy Co. Inc.	1,692,947	124,618
	Estee Lauder Cos. Inc. Class A	1,854,328	122,386
	News Corp. Class A	4,185,235	113,922
	Fox Corp. Class A	1,669,545	94,496
*	Aptiv plc	1,009,079	60,040
	Fox Corp. Class B	1,098,091	57,880
	News Corp. Class B	193,454	5,875
	Lennar Corp. Class B	15,602	1,702
			15,972,000
Consumer Staples (9.5%)
	Procter & Gamble Co.	20,581,996	3,507,584
	Philip Morris International Inc.	13,637,545	2,164,687
	Coca-Cola Co.	30,197,724	2,162,761
	PepsiCo Inc.	12,028,378	1,803,535
	Altria Group Inc.	14,830,387	890,120
	Mondelez International Inc. Class A	11,348,980	770,028
	CVS Health Corp.	11,058,326	749,202
	McKesson Corp.	1,099,385	739,875

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	Colgate-Palmolive Co.	7,118,194	666,975
	Cencora Inc.	1,529,552	425,353
	Kimberly-Clark Corp.	2,909,989	413,859
	Kenvue Inc.	16,755,558	401,798
	Corteva Inc.	6,071,745	382,095
	Keurig Dr Pepper Inc.	10,710,699	366,520
	Sysco Corp.	4,291,040	322,000
	Kroger Co.	4,712,730	319,005
	General Mills Inc.	4,833,584	289,000
	Constellation Brands Inc. Class A	1,346,355	247,083
	Kraft Heinz Co.	7,326,736	222,952
	Hershey Co.	1,294,368	221,376
	Archer-Daniels-Midland Co.	4,200,384	201,660
	Kellanova	2,417,974	199,459
	McCormick & Co. Inc.	2,210,041	181,908
	Tyson Foods Inc. Class A	2,517,960	160,671
	Clorox Co.	1,077,092	158,602
	Brown-Forman Corp. Class B	2,575,063	87,398
	Hormel Foods Corp.	2,657,415	82,220
	Brown-Forman Corp. Class A	332,647	11,134
			18,148,860
Energy (7.2%)
	Exxon Mobil Corp.	38,066,120	4,527,204
	Chevron Corp.	14,675,235	2,455,020
	ConocoPhillips	11,159,701	1,171,992
	Williams Cos. Inc.	10,695,560	639,167
	EOG Resources Inc.	4,933,450	632,666
	ONEOK Inc.	5,476,418	543,370
	Schlumberger NV	11,933,015	498,800
	Kinder Morgan Inc.	16,566,870	472,653
	Phillips 66	3,575,783	441,538
	Cheniere Energy Inc.	1,863,696	431,259
	Marathon Petroleum Corp.	2,741,463	399,404
	Valero Energy Corp.	2,762,624	364,860
	Occidental Petroleum Corp.	5,760,537	284,340
	Diamondback Energy Inc.	1,649,003	263,642
	Devon Energy Corp.	5,684,848	212,613
	Baker Hughes Co.	4,358,924	191,575
	Halliburton Co.	6,836,795	173,449
	Coterra Energy Inc.	3,194,232	92,313
			13,795,865
Financials (22.4%)
*	Berkshire Hathaway Inc. Class B	13,395,117	7,133,971
	JPMorgan Chase & Co.	24,530,161	6,017,249
	Bank of America Corp.	58,003,723	2,420,495
	Wells Fargo & Co.	28,856,073	2,071,578
	Progressive Corp.	5,138,062	1,454,123
	Goldman Sachs Group Inc.	2,625,583	1,434,330
*	Berkshire Hathaway Inc. Class A	1,768	1,411,645
	Morgan Stanley	10,609,319	1,237,789
	Charles Schwab Corp.	15,110,611	1,182,859
	Blackrock Inc.	1,225,531	1,159,941
	Citigroup Inc.	15,242,027	1,082,032
	Marsh & McLennan Cos. Inc.	4,307,593	1,051,182
	Chubb Ltd.	3,358,930	1,014,363
	Intercontinental Exchange Inc.	5,039,518	869,317
	CME Group Inc.	3,160,758	838,518
	Arthur J Gallagher & Co.	2,234,060	771,287
	KKR & Co. Inc.	5,842,751	675,480
	PNC Financial Services Group Inc.	3,473,255	610,494
	US Bancorp	13,684,993	577,780
	Aflac Inc.	4,794,917	533,147
	Bank of New York Mellon Corp.	6,283,978	527,037
	Travelers Cos. Inc.	1,988,742	525,943
	Allstate Corp.	2,324,657	481,367
	Truist Financial Corp.	11,454,244	471,342
	American International Group Inc.	5,204,140	452,448
	Ameriprise Financial Inc.	843,145	408,175
	MetLife Inc.	5,078,914	407,786

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	Discover Financial Services	2,207,483	376,817
	Aon plc Class A (XNYS)	899,889	359,137
	Prudential Financial Inc.	3,104,928	346,758
	Hartford Insurance Group Inc.	2,502,690	309,658
	Nasdaq Inc.	4,034,879	306,086
	Arch Capital Group Ltd.	3,134,460	301,472
	Willis Towers Watson plc	874,201	295,436
	M&T Bank Corp.	1,440,743	257,533
	Fifth Third Bancorp	5,833,424	228,670
	Raymond James Financial Inc.	1,615,610	224,424
	State Street Corp.	2,400,257	214,895
	Cboe Global Markets Inc.	916,679	207,435
	Cincinnati Financial Corp.	1,370,499	202,450
*	Markel Group Inc.	106,688	199,465
	Huntington Bancshares Inc.	12,731,224	191,096
	T Rowe Price Group Inc.	1,958,565	179,933
	W R Berkley Corp.	2,502,229	178,059
	Regions Financial Corp.	7,926,342	172,239
	Principal Financial Group Inc.	1,973,361	166,493
	Northern Trust Corp.	1,635,456	161,338
	KeyCorp.	9,667,372	154,581
	Fidelity National Financial Inc.	2,287,651	148,880
	Citizens Financial Group Inc.	3,631,715	148,791
	Loews Corp.	1,498,046	137,685
	Everest Group Ltd.	378,348	137,465
	Interactive Brokers Group Inc. Class A	455,047	75,351
	Corebridge Financial Inc.	2,196,765	69,352
[1]	Rocket Cos. Inc. Class A	1,222,618	14,757
			42,587,934
Health Care (16.2%)
	UnitedHealth Group Inc.	8,074,578	4,229,060
	Johnson & Johnson	21,127,199	3,503,735
	AbbVie Inc.	15,489,351	3,245,329
	Abbott Laboratories	15,211,783	2,017,843
	Merck & Co. Inc.	22,153,906	1,988,535
	Thermo Fisher Scientific Inc.	3,308,636	1,646,377
	Amgen Inc.	4,711,601	1,467,899
	Pfizer Inc.	49,700,123	1,259,401
	Gilead Sciences Inc.	10,930,908	1,224,808
	Danaher Corp.	5,641,290	1,156,464
	Bristol-Myers Squibb Co.	17,797,713	1,085,482
	Medtronic plc	11,249,597	1,010,889
	Elevance Health Inc.	1,964,286	854,386
	Cigna Group	2,439,841	802,708
	Regeneron Pharmaceuticals Inc.	942,943	598,043
	Becton Dickinson & Co.	2,518,785	576,953
	HCA Healthcare Inc.	1,524,894	526,927
*	Edwards Lifesciences Corp.	5,173,341	374,964
	GE HealthCare Technologies Inc.	3,810,215	307,522
	Agilent Technologies Inc.	2,501,819	292,663
	Cardinal Health Inc.	2,118,373	291,848
	Humana Inc.	1,057,895	279,919
*	Centene Corp.	4,348,452	263,995
*	IQVIA Holdings Inc.	1,466,608	258,563
	Zimmer Biomet Holdings Inc.	1,742,632	197,231
	STERIS plc	860,127	194,948
*	Biogen Inc.	1,281,012	175,294
	Labcorp Holdings Inc.	732,364	170,450
	Quest Diagnostics Inc.	970,701	164,243
*	Molina Healthcare Inc.	485,364	159,874
	Baxter International Inc.	4,472,262	153,086
*	Cooper Cos. Inc.	1,758,625	148,340
	Royalty Pharma plc Class A	3,241,043	100,894
*	Hologic Inc.	987,420	60,993
*	Align Technology Inc.	312,189	49,594
	Viatris Inc.	5,255,336	45,774
*	Moderna Inc.	1,529,401	43,358
*	Illumina Inc.	348,413	27,643
			30,956,035

Vanguard® Value Index Fund
		Shares	Market Value ($000)
Industrials (15.0%)
	RTX Corp.	11,684,092	1,547,675
	Caterpillar Inc.	4,198,484	1,384,660
	Union Pacific Corp.	5,299,590	1,251,975
	Honeywell International Inc.	5,700,019	1,206,979
	American Express Co.	4,314,111	1,160,712
	Deere & Co.	2,261,392	1,061,384
	Eaton Corp. plc	3,465,798	942,108
	Lockheed Martin Corp.	2,064,358	922,169
	General Electric Co.	4,471,334	894,938
	Accenture plc Class A	2,742,858	855,881
	United Parcel Service Inc. Class B (XNYS)	6,487,504	713,561
	3M Co.	4,761,617	699,291
	Parker-Hannifin Corp.	1,129,423	686,520
	Trane Technologies plc	1,966,935	662,700
	Northrop Grumman Corp.	1,269,576	650,036
	Illinois Tool Works Inc.	2,445,451	606,496
	Capital One Financial Corp.	3,178,331	569,875
*	PayPal Holdings Inc.	8,677,825	566,228
	General Dynamics Corp.	2,015,400	549,358
*	Fiserv Inc.	2,462,518	543,798
	Emerson Electric Co.	4,945,371	542,210
	CRH plc	5,932,049	521,842
	CSX Corp.	16,910,967	497,690
	Norfolk Southern Corp.	1,985,790	470,334
	Johnson Controls International plc	5,789,334	463,784
	FedEx Corp.	1,900,818	463,381
	Carrier Global Corp.	7,197,870	456,345
	PACCAR Inc.	4,603,010	448,195
	Cummins Inc.	1,205,905	377,979
	United Rentals Inc.	572,713	358,919
	Otis Worldwide Corp.	3,477,412	358,869
	AMETEK Inc.	2,022,880	348,219
	Fidelity National Information Services Inc.	4,644,386	346,843
	L3Harris Technologies Inc.	1,651,639	345,705
	Ingersoll Rand Inc. (XYNS)	3,534,768	282,887
	Ferguson Enterprises Inc.	1,753,372	280,943
	Westinghouse Air Brake Technologies Corp.	1,498,072	271,675
	Rockwell Automation Inc.	991,232	256,115
	Xylem Inc.	2,129,690	254,413
	DuPont de Nemours Inc.	3,297,630	246,267
*	Keysight Technologies Inc.	1,515,213	226,933
	Fortive Corp.	2,981,285	218,170
	PPG Industries Inc.	1,988,239	217,414
[1]	Dow Inc.	6,132,565	214,149
	Global Payments Inc.	2,176,455	213,118
	Dover Corp.	1,202,066	211,179
*	Teledyne Technologies Inc.	410,136	204,129
*	Corpay Inc.	582,043	202,970
	Synchrony Financial	3,440,429	182,136
	Packaging Corp. of America	785,397	155,524
	Snap-on Inc.	460,942	155,342
	Expeditors International of Washington Inc.	1,214,523	146,046
	TransUnion	1,705,528	141,542
*	Trimble Inc.	2,149,583	141,120
	Jacobs Solutions Inc.	1,078,213	130,345
	Masco Corp.	1,865,443	129,723
	Ball Corp.	2,488,448	129,573
	Martin Marietta Materials Inc.	268,176	128,223
*	Zebra Technologies Corp. Class A	452,051	127,732
	Veralto Corp.	1,034,460	100,808
	Hubbell Inc.	236,110	78,131
	Textron Inc.	804,107	58,097
	JB Hunt Transport Services Inc.	351,988	52,077
			28,633,440
Real Estate (3.1%)
	Prologis Inc.	8,124,264	908,211
	Simon Property Group Inc.	2,719,231	451,610
	Digital Realty Trust Inc.	2,953,106	423,151

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	Public Storage	1,385,523	414,673
	Crown Castle Inc.	3,812,529	397,380
*	CBRE Group Inc. Class A	2,632,002	344,213
	VICI Properties Inc.	9,146,455	298,357
	Extra Space Storage Inc.	1,858,374	275,950
	AvalonBay Communities Inc.	1,246,844	267,598
	Ventas Inc.	3,831,499	263,454
	Realty Income Corp.	3,947,626	229,002
	Equity Residential	3,160,218	226,208
	Iron Mountain Inc.	2,573,416	221,417
	Weyerhaeuser Co.	6,350,987	185,957
	Invitation Homes Inc.	5,092,305	177,467
	Essex Property Trust Inc.	562,848	172,552
	Mid-America Apartment Communities Inc.	1,022,659	171,377
	Alexandria Real Estate Equities Inc.	1,522,872	140,881
	Sun Communities Inc.	560,406	72,091
	UDR Inc.	1,457,374	65,830
	Healthpeak Properties Inc.	3,078,409	62,245
	WP Carey Inc.	962,862	60,766
	Lineage Inc.	125,604	7,364
			5,837,754
Technology (6.0%)
	Oracle Corp.	14,718,205	2,057,752
	International Business Machines Corp.	8,132,496	2,022,226
	QUALCOMM Inc.	9,701,279	1,490,213
	Analog Devices Inc.	4,351,205	877,508
	Micron Technology Inc.	9,772,290	849,114
	Intel Corp.	34,179,148	776,208
	TE Connectivity plc	2,618,391	370,031
	Cognizant Technology Solutions Corp. Class A	4,338,255	331,877
	Corning Inc.	6,761,936	309,561
	Dell Technologies Inc. Class C	2,662,448	242,682
	HP Inc.	8,263,362	228,812
	Microchip Technology Inc.	4,713,376	228,175
	CDW Corp.	1,160,054	185,910
	Hewlett Packard Enterprise Co.	11,496,050	177,384
	NetApp Inc.	1,778,717	156,243
	SS&C Technologies Holdings Inc.	1,840,795	153,762
*	Zoom Communications Inc.	2,062,991	152,187
*	ON Semiconductor Corp.	3,686,561	150,006
	Gen Digital Inc. (XNGS)	4,879,409	129,500
*	Western Digital Corp.	3,060,408	123,732
*	GoDaddy Inc. Class A	622,175	112,079
	Seagate Technology Holdings plc	931,406	79,123
	Leidos Holdings Inc.	577,021	77,863
*	Akamai Technologies Inc.	661,698	53,267
			11,335,215
Telecommunications (3.7%)
	Cisco Systems Inc.	31,404,189	1,937,952
	AT&T Inc.	62,956,698	1,780,415
	Verizon Communications Inc.	33,227,523	1,507,200
	Comcast Corp. Class A	33,080,397	1,220,667
	Motorola Solutions Inc.	732,148	320,542
*	Charter Communications Inc. Class A	809,269	298,240
			7,065,016
Utilities (5.8%)
	NextEra Energy Inc.	17,041,720	1,208,088
	Southern Co.	9,603,316	883,025
	Duke Energy Corp.	6,764,414	825,056
	Waste Management Inc.	3,526,752	816,478
	Constellation Energy Corp.	2,763,785	557,262
	American Electric Power Co. Inc.	4,678,038	511,169
	Republic Services Inc.	1,780,753	431,227
	Dominion Energy Inc.	7,475,427	419,147
	Sempra	5,714,448	407,783
	Exelon Corp.	8,817,409	406,306
	Xcel Energy Inc.	5,223,156	369,747
	Public Service Enterprise Group Inc.	4,373,832	359,966
	Vistra Corp.	2,983,875	350,426

Vanguard® Value Index Fund
		Shares	Market Value ($000)
	Consolidated Edison Inc.	3,096,576	342,450
	Entergy Corp.	3,775,281	322,749
	PG&E Corp.	18,744,733	322,035
	WEC Energy Group Inc.	2,786,313	303,652
	American Water Works Co. Inc.	1,708,371	252,019
	Ameren Corp.	2,335,241	234,458
	PPL Corp.	6,144,212	221,868
	DTE Energy Co.	1,540,497	213,005
	CenterPoint Energy Inc.	5,707,505	206,783
	Edison International	3,389,747	199,724
	Eversource Energy	3,211,038	199,438
	CMS Energy Corp.	2,615,841	196,476
	FirstEnergy Corp.	4,837,030	195,513
	Alliant Energy Corp.	2,258,668	145,345
	NiSource Inc.	2,070,752	83,016
	Evergy Inc.	960,261	66,210
			11,050,421
Total Common Stocks (Cost $139,763,362)			189,932,556
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $492,182)	4,922,318	492,183
Total Investments (99.9%) (Cost $140,255,544)			190,424,739
Other Assets and Liabilities—Net (0.1%)			138,102
Net Assets (100%)			190,562,841
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,749.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,173 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	875	247,330	(1,610)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	1/30/26	CITNA	45,903	(5.187)	74	—
Bank of America Corp.	1/30/26	CITNA	39,188	(5.180)	697	—
Citigroup Inc.	8/31/26	BANA	47,563	(5.084)	—	(122)
Citigroup Inc.	8/31/26	BANA	23,072	(5.087)	—	(106)
Citigroup Inc.	8/31/26	BANA	10,649	(5.087)	—	(49)
Citigroup Inc.	8/31/26	BANA	6,531	(5.087)	—	(30)
Citigroup Inc.	8/31/26	BANA	3,550	(5.187)	—	(17)
Elevance Health Inc.	8/29/25	BANA	13,049	(5.033)	—	(24)
Goldman Sachs Group Inc.	8/29/25	BANA	25,129	(5.037)	22	—
Goldman Sachs Group Inc.	8/29/25	BANA	13,657	(5.037)	12	—
Goldman Sachs Group Inc.	8/30/25	BANA	24,583	(5.087)	20	—

Vanguard® Value Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/30/26	GSI	66,390	(4.333)	1,188	—
NextEra Energy Inc.	1/30/26	GSI	72,110	(4.333)	—	(1,341)
					2,013	(1,689)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	189,932,556	—	—	189,932,556
Temporary Cash Investments	492,183	—	—	492,183
Total	190,424,739	—	—	190,424,739
Derivative Financial Instruments
Assets
Swap Contracts	—	2,013	—	2,013
Liabilities
Futures Contracts[1]	(1,610)	—	—	(1,610)
Swap Contracts	—	(1,689)	—	(1,689)
Total	(1,610)	(1,689)	—	(3,299)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.